Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 828	$ 4,725	$ 3,023
Available-for-sale marketable securities:
Unrealized gains (losses) arising during the period	133	(227)
Reclassification adjustments for gain included in net income	(6)
Net change	127	(227)
Cash flow hedges:
Unrealized gains arising during the period	97	5
Reclassification adjustments for loss included in net income	(66)	(33)
Net change	31	(28)
Foreign currency translation adjustment	43	(118)	(183)
Net change in accumulated comprehensive income (loss)	201	(137)	(183)
Comprehensive income	$ 1,029	$ 4,588	$ 2,840